Note 9 Financial assets and liabilities held for trading (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets held for trading [Line Items]
Derivative financial assets held for trading	€ 33,439	€ 36,003
Equity instruments held at fair value through profit or loss, classified as held for trading	6,744	6,760
Debt instruments held for trading	27,796	27,955
Loans and advances at fair value through profit or loss, classified as held for trading	38,417	38,230
Loans and advances to central banks held for trading	908	556
Loans and advances to banks held for trading	15,325	20,938
Loans and advances to customers held for trading assets	22,184	16,736
Current financial assets at fair value through profit or loss, classified as held for trading	106,396	108,948
Derivative financial liabilities held for trading	31,640	33,059
Short positions held for trading	13,199	13,878
Deposits at fair value through profit or loss that meet definition of held for trading	38,156	39,654
Deposits from central banks held for trading	3,094	3,360
Deposits from credit institutions held for trading	15,474	16,285
Customer deposits held for trading	19,587	20,010
Current financial liabilities at fair value through profit or loss, classified as held for trading	82,995	86,591
Reverse repurchase agreements [Member]
Disclosure of financial assets held for trading [Line Items]
Loans and advances to central banks held for trading	908	556
Loans and advances to banks held for trading	15,306	20,918
Loans and advances to customers held for trading assets	20,389	15,108
Repurchase agreement [Member]
Disclosure of financial assets held for trading [Line Items]
Deposits from central banks held for trading	3,094	3,360
Deposits from credit institutions held for trading	15,153	15,994
Customer deposits held for trading	19,527	19,913
Issued by central banks [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	665	768
Issued by public administrations [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	24,030	23,671
Issued by financial institutions [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	1,269	1,665
Other debt instruments [Member]
Disclosure of financial assets held for trading [Line Items]
Debt instruments held for trading	€ 1,832	€ 1,852